Inventories - Summary of Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Classes of current inventories [abstract]
Finished goods	$ 30,951	$ 31,072
Inventory write down	(10,000)	(10,000)
Inventory, net	$ 20,951	$ 21,072